SUPPLEMENT TO THE PROSPECTUS

OF

EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

I.                Evergreen High Grade Municipal Bond Fund (the “Fund”)

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

II.                Evergreen Intermediate Municipal Bond Fund (the “Fund”)

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

III.                Evergreen Municipal Bond Fund (the “Fund”)

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

IV.                Evergreen Short-Intermediate Municipal Bond Fund (the “Fund”)

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

V.                Evergreen Strategic Municipal Bond Fund (the “Fund”)

Effective December 7, 2006, the section in the Fund’s prospectus entitled “INVESTMENT GOAL” is replaced with the following:

The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

December 8, 2006	578240 (12/06)